SEGMENT INFORMATION (Schedule of Long-lived Assets by Geographic Area) (Details) (Reportable Geographical Components [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
PRC [Member]
Segment Reporting Information [Line Items]
Long-lived assets	$ 396,595	$ 159,045	$ 36,252
Overseas [Member]
Segment Reporting Information [Line Items]
Long-lived assets	$ 16,928	$ 33,025	$ 11,610